Trade and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Trade and Other Receivables, Net

The balance in trade and other receivables, net, is comprised of the following:

	December 31,
	2018	2017
Trade receivables from customers	$68.6	$67.2
Interest receivable from invested customer trust funds	0.9	1.7
Other	5.5	3.7
Total gross receivables	75.0	72.6
Less: reserve for sales adjustments	(3.8)	(4.7)
Less: allowance for doubtful accounts	(1.3)	(1.3)
Trade and other receivables, net	$69.9	$66.6

Activity Related to Allowance for Doubtful Accounts

The activity related to the allowance for doubtful accounts is as follows for each of the periods:

	Year Ended December 31,
	2018	2017	2016
Balance at beginning of year	$1.3	$1.8	$1.1
Provision for doubtful accounts	0.7	0.2	1.1
Charge-offs, net of recoveries	(0.7)	(0.7)	(0.4)
Balance at end of year	$1.3	$1.3	$1.8